Retirement Plans - Components of Net Pension and Other Post Retirement Benefit Costs (Credits) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 2,887	$ 31,617	$ 32,582	$ 27,729	$ 32,773
Interest cost	30,344	30,016	39,628	37,468	33,707
Expected return on plan assets	(36,220)	(40,805)	(54,881)	(47,396)	(42,036)
Amortization of prior service cost (credit)	118	146	195	198	198
Amortization of net loss (gain)	6,191	9,053	10,394	2,294	13,288
Settlements	2,250	1,950	3,358	2,370	1,778
Special termination benefit			422
Net periodic benefit costs (credits)	5,570	31,977	31,698	22,663	39,708
Other Postretirement Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	28	28	37	79	153
Interest cost	221	198	264	318	431
Amortization of prior service cost (credit)	5	(47)	(62)	(334)
Amortization of net loss (gain)	(53)	11	14	(75)	112
Curtailment gain				(2,096)
Net periodic benefit costs (credits)	$ 201	$ 190	$ 253	$ (2,108)	$ 696